RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Due to related parties, current:	¥ 136,706	$ 18,729	¥ 171,127
Due to related parties, non-current	67,827	9,292	69,003
Related party
RELATED PARTY TRANSACTIONS
Due from related parties, current:	120,391	16,494	151,685
Due to related parties, current:	117,630	16,115	9,671
Due to related parties, non-current	95,493	13,082	69,182
Due to related parties, non-current, due within 1 year	17,517	2,400	167,283
Related party | Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Due from related parties, current:	119,254	16,338	151,481
Related party | Shanghai Changshengshu Management Co. LTD
RELATED PARTY TRANSACTIONS
Due from related parties, current:	1,137	156	204
Related party | Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Due to related parties, current:	1,907	261	1,659
Due to related parties, non-current, due within 1 year	4,190	574	4,075
Related party | Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Due to related parties, non-current	63,303	8,672	69,182
Due to related parties, non-current, due within 1 year	13,327	1,826	163,208
Related party | Morgancreek investment Holdings Limited
RELATED PARTY TRANSACTIONS
Due to related parties, current:	0	0	8,012
Related party | Daketala International Investment Holdings Ltd.
RELATED PARTY TRANSACTIONS
Due to related parties, current:	30	4	0
Due to related parties, non-current	2,190	300	0
Related party | Shanghai Huifu Technology Development Co., Ltd.
RELATED PARTY TRANSACTIONS
Due to related parties, current:	115,693	15,850	0
Related party | Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.
RELATED PARTY TRANSACTIONS
Due to related parties, non-current	¥ 30,000	$ 4,110	¥ 0